Statement of Earnings - Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2011
Income Statement [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	Six months ended June 30,
	2011	2010
	(unaudited)	(unaudited)

Income per share attributable to AngloGold Ashanti common stockholders: (cents) (see note J)

Net income
Ordinary shares	183	2
E Ordinary shares	92	1
Ordinary shares - diluted	182	2
E Ordinary shares - diluted	91	1

Weighted average number of shares used in computation
Ordinary shares	382,894,949	363,477,634
Ordinary shares - diluted	2,723,866	363,477,634
E Ordinary shares - basic and diluted	384,020,096	3,483,676

Dividend declared per ordinary share (cents)	11	10
Dividend declared per E ordinary share (cents)	6	5